Shareholder Report	6 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Capitol Series Trust
Entity Central Index Key	0001587551
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000247025
Shareholder Report [Line Items]
Fund Name	Oak Harvest Long/Short Hedged Equity Fund
Class Name	Institutional Shares
Trading Symbol	OHFGX
Additional Information Phone Number	(833) 549-4121
Additional Information Website	https://oakharvestfunds.com/documents/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$108	2.10%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	2.10%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	Since Inception (December 18, 2023)
Oak Harvest Long/Short Hedged Equity Fund - Institutional Shares	18.10%	14.87%
S&P 500® Index	16.99%	20.03%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (833) 549-4121.

Performance Inception Date	Dec. 18, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 97,160,065
Holdings Count | Holding	86
Advisory Fees Paid, Amount	$ 728,364
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$97,160,065 Number of Portfolio Holdings86 Advisory Fee (net of waivers)$728,364 Portfolio Turnover117%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-3.5%
Purchased Options	2.8%
Energy	3.0%
Communications	3.3%
Materials	7.1%
Consumer Discretionary	7.7%
Financials	11.2%
Health Care	11.4%
Industrials	19.0%
Technology	38.0%